Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

Nuveen Floating Rate Income Fund

333 West Wacker Drive

Chicago, Illinois 60606

under the

Investment Company Act of 1940

Investment Company Act File No. 811-21494

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Titles of the class of securities of Nuveen Floating Rate Income Fund (the “Fund”) to be redeemed:

Term Preferred Shares, Series 2022, Liquidation Preference $1,000.00 per share
(CUSIP #67072TAC2);

(2)	Date on which the securities are expected to be called or redeemed:

Term Preferred Shares

Series	Date
Series 2022	On or about November 25, 2019

The Fund intends to redeem the outstanding Term Preferred Shares, Series 2022 on the date set forth above. This redemption may be effected on one or more different dates, due to market conditions or otherwise as determined by the Board of Trustees of the Fund.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Term Preferred Shares are to be redeemed pursuant to Section 2.5(c) of the Statement Establishing and Fixing the Rights and Preferences of Term Preferred Shares of the Fund.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem the outstanding preferred shares, as set forth below:

Term Preferred Shares

Series	Number of Shares
Series 2022	25,000

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 24th day of October, 2019.

NUVEEN FLOATING RATE INCOME FUND

By:	/s/ Mark L. Winget
Name:	Mark L. Winget
Title:	Vice President and Assistant Secretary